Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure Of Carrying Amounts And Fair Values Of The Companys Financial Instruments
Below are presented the carrying amounts and fair values of the Company’s financial instruments as of December 31, 2019 and December 31, 2018:

				Carrying amount		Fair value
	Note	Classification by category	Fair value hierarchy	2019	2018	2019	2018
Financial assets Cash and cash equivalent
Cash and banks	6	Fair value through profit or loss	Level 2	3,110,220	823,656	3,110,220	823,656
Certificate of bank deposits		Amortized cost	Level 2	211,261	1,274	211,261	1,274
Certificate of bank deposits		Fair value through profit or loss	Level 2	-	46,067	-	46,067

Repurchase operations		Fair value through profit or loss	Level 2	1,192,101	344,051	1,192,101	344,051

				4,513,582	1,215,048	4,513,582	1,125,048
Short term investments
Government bonds	7	Fair value through profit or loss	Level 2	221,900	402,895	221,900	402,895
Financial letter		Fair value through profit or loss	Level 2	374,690	574,310	374,690	574,310
Loan investment fund		Fair value through profit or loss	Level 2	407,928	210,971	407,928	210,971
Dynamo Beauty Ventures Ltd fund		Fair value through profit or loss	Level 2	7,402	-	7,402	-
Certificate of Bank deposits		Fair value through profit or loss	Level 2	21,327	27,201	21,327	27,201

				1,033,247	1,215,377	1,033,247	1,215,377

Trade receivables	8	Amortized cost	Level 2	1,685,764	1,691,581	1,685,764	1,691,581

“Financial” and “operating” derivatives “		Fair value – Hedge instrument	Level 2	737,378	578,289	737,378	578,289
“Financial” and “operating” derivatives “		Fair value through profit or loss	Level 2	-	6,019	-	6,019
				737,378	584,308	737,378	584,308

Financial liabilities
Issue of debts in domestic currency	17	Amortized cost	Level 2	(7,266,853)	(4,771,511)	(7,300,082)	(4,962,723)
BNDES/Finep loans		Amortized cost	Level 2	(145,590)	(226,874)	(145,590)	(226,874)
Issue of debts in foreign currency		Amortized cost	Level 2	(3,373,930)	(2,995,760)	(3,541,541)	(3,277,738)

				(10,786,373)	(7,994,145)	(10,987,213)	(8,467,335)

Lease liabilities		Amortized cost	Level 2	-	(446,235)	-	(446,235)

“Financial” and “operating” derivatives		Fair value –Hedge instrument	Level 2	(10,158)	(69,189)	(10,158)	(69,189)
“Financial” and “operating” derivatives		Fair value through profit or loss	Level 2	(1,648)		(1,648)

				(11,806)	(69,189)	(11,806)	(69,189)
Trade payables, reverse factoring operations and related parties	18	Amortized cost	Level 2	(1,829,756)	(1,736,791)	(1,829,756)	(1,736,791)

Summary of Derivative Instruments
To hedge the current balance sheet positions of the Company and the subsidiaries against market risks, the following derivative instruments are used and consist of the balances in the following table, as of December 31, 2019 and December 31, 2018:

	Fair value (Level 2)
Description	2019	2018
Financial derivatives	727,068	512,365
Operational derivatives	(1,496)	2,754

Total	725,572	515,119

Summary of Derivative Positions

	Principal (notional) amount		Book value		Fair value		Gain (loss)
Description	2019	2018	2019	2018	2019	2018	2019	2018
Swap contracts (a):
Asset position:
Long position - U.S. dollar	2,664,001	2,381,918	3,416,707	3,038,908	3,729,691	3,295,032	312,984	256,124
Liability position:
CDI floating rate:
Short position in CDI	2,664,001	2,381,918	2,754,595	2,478,623	3,002,623	2,779,720	248,028	301,097

Swap contracts (a):
Asset position:
Long position - U.S. dollar	-	58,606	-	56,633	-	57,346	-	713
Liability position:
CDI floating rate:
Short position in CDI	-	58,606	-	59,525	-	60,293	-	768

Total net derivative financial instruments	-	-	662,112	557,393	727,068	512,365	64,956	(45,028)

(a)	Swap transactions consist of swapping the exchange rate fluctuation for a percentage of the floating rate Interbank Deposit Rate - CDI.

Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold
These derivatives are measured at fair value, with gains and losses recognized in the group of costs of products sold and are broken down as follows:

Description	Principal (notional) amount		Fair value
	2019	2018	2019	2018

Net position - GBP and USD	200,896	-	(2,008)	-

Forward contracts	1,302,869	1,773,810	512	2,754

Total derivative instruments, net	1,503,765	1,773,810	(1,496)	2,754

Disclosure Of Net Asset Exposure
For the sensitivity analysis of the risk of foreign exchange rate exposure, the Company’s Management understands it is necessary to consider in addition to the assets and liabilities, with exposure to the fluctuation of exchange rates recorded in the balance sheet, the value of the fair value of the financial instruments contracted by the Company for the protection of certain exposures as of December 31, 2019 and 2018, as shown in the following table:

	2019	2018
Loans and financing registered in Brazil in foreign currency (*)	(3,381,959)	(3,039,064)
Receivables registered in Brazil in foreign currency	10,007	10,058
Accounts payable registered in Brazil in foreign currencies	(10,543)	(11,006)
Value of the financial derivatives	3,729,691	3,295,032

Net asset exposure	347,196	255,020

(*) Excluding transaction costs.

Disclosure Of Net Foreign Exchange Exposure
The tables below show the loss that would have been recognized in the subsequent period, assuming that the current net foreign exchange exposure remains static, based on the following scenarios:

Description	Risk	Probable scenario	Scenario II	Scenario III
Net exposure	Dollar decrease	158	(115,521)	(346,880)

Disclosure of Detailed Information About Cash Flow Hedged Items
The positions of derivative financial instruments designated as outstanding cash flow hedge on December 31, 2019 as set out below:
Cash flow hedge instrument

						Others comprehensive income
	Hedged item	Notional currency	Notional value	Accrual value	Fair value (a)	Accumulated contract gain (loss)	Gain in the 9-month period
Currency Swap – US$/R$	Currency	BRL	2,664,001	662,112	727,068	64,956	109,523
Forward contract	Currency	GBP	1,038,538	625	152	(473)	(2,245)
Currency Swap - MXN/R$	Currency	MXN	-	-	-	-	59

(a)
The method used by the Company to determine fair value consists in calculating the future value based on the contracted conditions and determines present value based on market accrual extracted from B 3.

Disclosure of Detailed Information About Cash Flow Hedged Reserve Booked Under Other Comprehensive Income
The changes in cash flow hedge reserve booked under other comprehensive income are shown below:

Cash flow hedge balance as of December 31, 2018	(27,840)
Change in the fair value of hedge instrument recognized in other comprehensive income	107,337
Tax effects on fair value of hedge instrument	(36,768)

Cash flow hedge balance as of December 31, 2019	42,729

Disclosure of Detailed Information About Interest Rate Risks of Transactions	The following table presents the exposure to interest rate risks of transactions pegged to CDI, including derivative transactions (loans and financing were considered at their full amounts, since 97% of them are linked to CDI rate):

Total borrowings and financing - in local currency (note 17)	(7,404,414)
Operations in foreign currency with derivatives pegged to CDI (a)	(3,381,959)
Short-term investments (notes 6 and 7)	2,429,207

Net exposure	(8,357,166)

a) This refers to transactions involving
CDI-backed
derivatives to hedge the loans and financing arrangements raised in foreign currency in Brazil.

Summary of Net Exposure to Interest Rate Risk by Scenario
The tables below set out projected incremental loss that will be recognized in income statement for the following year, assuming that the current net liability exposure will remain unaltered and the following scenarios:

Description	Risk	Probable scenario	Scenario II	Scenario III
Net liability	Rate increase	4,179	(86,706)	(177,590)

Summary of Working Capital Calculation
Management monitors the Group’s consolidated liquidity level considering the expected cash flows against unused credit facilities, as shown in the following table:

	2019	2018
Total current assets	9,430,057	6,455,759
Total current liabilities	(7,518,423)	(4,566,881)

Total net working capital	1,911,634	1,888,878

Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities
At December 31, 2019, the carrying amounts of financial liabilities, measured at amortized cost considering interest payments at a floating rate and the value of debt securities reflecting the forward market interest rates on the reporting date may be changed as floating interest rates change. Their respective original maturities, according to their original maturity and also that Company is in compliance with the contract’s covenants, are shown below:

	Less than one year	One to five years	Over five years	Total expected cash flow	Interest to be accrued	Carrying amount
Borrowings, financing and debentures	3,745,157	10,415,659	-	14,160,816	(3,374,443)	10,786,373
Lease	657,483	1,988,671	443,492	3,089,646	(572,081)	2,517,565
Payables to related parties, trade payables and reverse factoring operations	1,829,756	-	-	1,829,756	-	1,829,756